DEBT - Loan Amendments (Details)	1 Months Ended	6 Months Ended
	Feb. 29, 2016 USD ($)	Jun. 30, 2017 USD ($)
Debt Instrument [Line Items]
Minimum value covenant	100.00%
Minimum value increase, option one	125.00%
Minimum value increase, option two	135.00%
Repayment deferral period	4.25%
Free Projected Cash anticipated loan amendment		$ 25,000,000
Percentage Of Debt Guaranteed For Joint Venture		50.00%
Term Loan Facility of $420 Million
Debt Instrument [Line Items]
Debt face amount	$ 420,000,000.0
Term Loan Facility of $425 Million
Debt Instrument [Line Items]
Debt face amount	$ 425,000,000.0	$ 425,000,000
Number of remaining newbuilding contracts	9	6
Fixed draw down per vessel	$ 25,000,000.0
Senior Secured Term Loan Facility Of $22 Million [Member] | Golden Opus Inc. [Member]
Debt Instrument [Line Items]
Debt face amount		$ 22,000,000
Deferral of loan repayments		$ 113,900,000
Percentage Of Debt Guaranteed For Joint Venture		50.00%
Term Loan Facility of $33.93 Million
Debt Instrument [Line Items]
Debt face amount	33,930,000.00
Term Loan Facility of $82.5 Million
Debt Instrument [Line Items]
Debt face amount	82,500,000.0
Term Loan Facility of $284 Million
Debt Instrument [Line Items]
Debt face amount	$ 284,000,000.0